Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Before Income Taxes and Share of Income (Losses) in Equity Method Investments

Income before income taxes and share of income (losses) in equity method investments consists of:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Chinese mainland	351,791,690	176,652,452	79,927,908	11,429,539
Others	28,580,168	20,554,343	129,309,349	18,490,991
Total	380,371,858	197,206,795	209,237,257	29,920,530

Schedule of Consolidated Statements of Comprehensive Income

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Current tax	120,875,594	107,567,291	60,948,129	8,715,467
Deferred tax	(2,423,339)	(18,840,322)	(15,068,107)	(2,154,711)
Total	118,452,255	88,726,969	45,880,022	6,560,756

Schedule of Reconciliation Between the Effective Income Tax Rate and the Prc Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2023	2024
PRC statutory tax rate	25%	25%
Withholding tax	3%	7%
Effect of international rate differences	(2)%	(2)%
Effect of preferential tax rate	(1)%	(8)%
Uncertain tax positions	(3)%	1%
Valuation allowances	8%	8%
Deferred tax	(1)%	2%
Provision to return	-	1%
Non-deductible expenses	2%	11%
Effective tax rate	31%	45%

	Years ended December 31, 2025
	RMB	USD	Percent
PRC statutory tax rate	52,309,314	7,480,132	25%
Effect of Cross-border tax laws
Withholding tax	(786,901)	(112,525)	0%
Valuation allowances	2,323,319	332,230	1%
Nontaxable or nondeductible items
Goodwill impairment	16,622,750	2,377,022	8%
Bad debt provision write off not filed	7,679,245	1,098,117	4%
Others	2,576,467	368,430	1%
Changes in unrecognized tax benefits	16,633,267	2,378,526	8%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and China	(34,201,802)	(4,890,793)	(16)%
Other foreign jurisdictions	2,377,726	340,010	1%
Others
Statutory income/expenses	(35,112,478)	(5,021,018)	(17)%
Effect of preferential tax rate	(9,588,668)	(1,371,161)	(5)%
Nol expired	28,162,314	4,027,157	13%
others	(3,114,531)	(445,372)	(1)%
Income tax expenses	45,880,022	6,560,756	22%

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31
	2024	2025	2025
	RMB	RMB	USD
Deferred tax assets:
Tax losses carryforward	125,063,028	122,740,862	17,551,710
Allowance for accounts receivables and other current assets	10,863,499	11,621,434	1,661,843
Allowance for non-current other assets	48,076,465	48,076,465	6,874,843
Allowance for loans receivable	85,588,610	96,110,634	13,743,638
Impairment of long-lived assets	13,073,472	17,392,626	2,487,112
Lease liabilities	362,136,225	304,284,522	43,512,108
Deferred revenue	75,722,666	66,114,264	9,454,214
Accrued liabilities	19,542,973	18,826,160	2,692,105
Unrealized losses from equity securities	1,638,899	2,310,404	330,383
Investment in subsidiaries	2,775,000	3,650,000	521,943
Valuation allowance	(165,327,438)	(167,122,474)	(23,898,195)
Total deferred tax assets	579,153,399	524,004,897	74,931,704
Deferred tax liabilities:
Property, plant and equipment	(2,219,319)	(1,959,639)	(280,225)
Right-of-use assets	(327,572,728)	(280,175,271)	(40,064,531)
Intangible assets arising from acquisition	(47,872,112)	(30,807,513)	(4,405,416)
Unrealized gains from equity securities	(1,805,008)	(4,396,334)	(628,667)
Investment in subsidiaries	(33,595,045)	(25,508,844)	(3,647,716)
Total deferred tax liabilities	(413,064,212)	(342,847,601)	(49,026,555)

Schedule of a Reconciliation of Unrecognized Tax Benefits

Below is a tabular roll-forward of the Group’s unrecognized tax benefits.

Unrecognized tax benefits —December 31, 2023	278,696,225
Increases — tax positions in the current period	69,991,983
Decreases — tax positions in prior period	(32,266,665)
Unrecognized tax benefits — December 31, 2024	316,421,543
Unrecognized tax benefits — January 1, 2025	316,421,543
Increases — tax positions in the current period	45,959,878
Decreases — tax positions in prior period	(42,330,529)
Unrecognized tax benefits — December 31, 2025	320,050,892